Revenue (Tables)	6 Months Ended
Feb. 28, 2021
Revenue [Abstract]
Schedule of Contract Assets and Liabilities
	Contract	Contract
	Assets	Liabilities
Balance as at August 31, 2020	172	225
Increase in contract assets from revenue recognized during the year	81	-
Contract assets transferred to trade receivables	(81)	-
Contract terminations transferred to trade receivables	(9)	-
Revenue recognized included in contract liabilities at the beginning of the year	-	(215)
Increase in contract liabilities during the year	-	211
Balance as at February 28, 2021	163	221

Schedule of Current and Long-Term Balances of Contract Assets and Liabilities

	Contract	Contract
	Assets	Liabilities
Current	132	211
Long-term	40	14
Balance as at August 31, 2020	172	225
Current	128	206
Long-term	35	15
Balance as at February 28, 2021	163	221

Deferred Commission Costs Assets
August 31, 2020	98
Additions to deferred commission cost assets	39
Amortization recognized on deferred commission cost assets	(41)
Balance as at February 28, 2021	96

Current	61
Long-term	37
Balance as at August 31, 2020	98
Current	63
Long-term	33
Balance as at February 28, 2021	96

Disaggregation of Revenue
	Three months ended		Six months ended
	February 28, 2021	February 29, 2020	February 28, 2021	February 29, 2020
Services
Wireline - Consumer	909	919	1,820	1,843
Wireline - Business	145	144	290	287
Wireless	218	201	433	397
	1,272	1,264	2,543	2,527
Equipment and other
Wireless	118	101	220	223
	118	101	220	223
Intersegment eliminations	(3)	(2)	(6)	(4)
Total revenue	1,387	1,363	2,757	2,746

Remaining Performance Obligations
	Within	Within	Within	Within	Within
	1 year	2 years	3 years	4 years	5 years	Thereafter	Total
Wireline	1,553	672	159	88	28	1	2,501
Wireless	415	137	-	-	-	-	552
Total	1,968	809	159	88	28	1	3,053